BlackRock GNMA Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2021
Security
Par (000)
Par (000) Value
Non-Agency Mortgage-Backed Securities — 0.3%
Collateralized Mortgage Obligations — 0.3%
Seasoned Credit Risk Transfer Trust:
Series 2018-3, Class MA, 3.50%, 08/25/57
(a)
USD 769 $ 808,238
Series 2018-4, Class MA, 3.50%, 03/25/58 795 836,240
1,644,478
Total Non-Agency Mortgage-Backed Securities — 0.3%
(Cost: $1,589,881) ............................... 1,644,478
U.S. Government Sponsored Agency Securities — 143.1%
Collateralized Mortgage Obligations — 7.7%
Federal Home Loan Mortgage Corp.:
Series 3745, Class ZA, 4.00%, 10/15/40 .. 373 415,902
Series 3780, Class ZA, 4.00%, 12/15/40 .. 1,249 1,425,354
Series 3960, Class PL, 4.00%, 11/15/41 .. 900 1,029,653
Series 4161, Class BW, 2.50%, 02/15/43 .. 500 527,021
Series 4325, Class ZX, 4.50%, 04/15/44 .. 2,622 2,983,928
Series 4384, Class LB, 3.50%, 08/15/43 .. 1,500 1,629,845
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes, Series K104, Class X1,
1.25%, 02/25/52
(a)
................. 2,221 186,771
Federal National Mortgage Association:
Series 1996-48, Class Z, 7.00%, 11/25/26 . 97 104,545
Series 2010-134, Class KZ, 4.50%, 12/25/40 189 198,229
Series 2010-141, Class LZ, 4.50%, 12/25/40 233 247,006
Series 2011-8, Class ZA, 4.00%, 02/25/41 . 1,239 1,326,765
Series 2011-131, Class LZ, 4.50%, 12/25/41 192 202,293
Series 2017-76, Class PB, 3.00%, 10/25/57 1,125 1,192,322
Series 2018-21, Class CA, 3.50%, 04/25/45 550 565,062
Federal National Mortgage Association
Variable Rate Notes, Series 2018-32,
Class PS, (LIBOR USD 1 Month + 7.23%),
7.13%, 05/25/48
(a)
................. 1,916 2,137,250
Government National Mortgage Association:
Series 2015-79, Class MY, 3.50%, 05/20/45 3,278 3,646,968
Series 2015-106, Class DY, 3.50%, 07/20/45 2,411 2,714,650
Series 2016-123, Class LM,
3.00%, 09/20/46
(b )
............... 400 424,839
Series 2019-5, Class P, 3.50%, 07/20/48 .. 345 364,748
Government National Mortgage Association
Variable Rate Notes
(a)
:
Series 2009-31, Class PT, 3.49%, 05/20/39 195 204,819
Series 2014-107, Class WX,
6.78%, 07/20/39 ................ 934 1,089,451
Series 2015-55, Class A, 5.39%, 03/16/36 . 6,754 7,601,732
Series 2015-103, Class B, 6.91%, 01/20/40 4,379 5,049,254
Series 2015-187, Class C, 5.29%, 03/20/41 7,868 9,283,804
44,552,211
Commercial Mortgage-Backed Securities — 0.5%
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)
:
Series 2019-SB60, Class A10F,
3.31%, 01/25/29 ................ 1,567 1,658,853
Series 2019-SB61, Class A10F,
3.17%, 01/25/29 ................ 1,114 1,175,358
2,834,211
Interest Only Collateralized Mortgage Obligations — 2.4%
Federal Home Loan Mortgage Corp.:
Series 4062, Class GI, 4.00%, 02/15/41 .. 72 5,432
Series 4533, Class JI, 5.00%, 12/15/45 ... 525 103,183
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations (continued)
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)
:
Series 4119, Class SC, (LIBOR USD 1
Month + 6.15%), 6.08%, 10/15/42 .... USD 1,387 $ 258,712
Series 4901, Class CS, (LIBOR USD 1
Month + 6.10%), 6.01%, 07/25/49 .... 3,023 539,167
Series 4941, Class SH, (LIBOR USD 1
Month + 5.95%), 5.86%, 12/25/49 .... 2,392 406,596
Federal National Mortgage Association:
Series 2013-10, Class PI, 3.00%, 02/25/43 89 8,019
Series 2014-68, Class YI, 4.50%, 11/25/44 . 112 19,780
Series 2015-74, Class IA, 6.00%, 10/25/45
( b )
3,091 707,161
Series 2015-77, 6.00%, 10/25/45
(b )
...... 3,660 860,046
Series 2017-68, Class IE, 4.50%, 09/25/47 2,745 410,058
Series 2020-32, 4.00%, 05/25/50 ....... 1,683 245,196
Series 2020-32, Class PI, 4.00%, 05/25/50 1,674 242,917
Series 2021-41, 3.50%, 07/25/51 ....... 2,300 355,781
Federal National Mortgage Association Variable
Rate Notes
(a)
:
Series 2015-66, Class AS, (LIBOR USD 1
Month + 6.25%), 6.16%, 09/25/45 .... 5,302 926,338
Series 2016-60, Class SD, (LIBOR USD 1
Month + 6.10%), 6.01%, 09/25/46 .... 760 130,798
Series 2016-78, Class CS, (LIBOR USD 1
Month + 6.10%), 6.01%, 05/25/39 .... 962 178,866
Series 2017-70, Class SA, (LIBOR USD 1
Month + 6.15%), 6.06%, 09/25/47 .... 993 211,699
Series 2019-5, Class SA, (LIBOR USD 1
Month + 6.10%), 6.01%, 03/25/49 .... 4,078 762,005
Series 2019-25, Class SA, (LIBOR USD 1
Month + 6.05%), 5.96%, 06/25/49 .... 3,503 662,340
Series 2019-35, Class SA, (LIBOR USD 1
Month + 6.10%), 6.01%, 07/25/49 .... 1,726 316,980
Government National Mortgage Association:
Series 2017-139, Class IB, 4.50%, 09/20/47 415 65,734
Series 2017-144, Class DI, 4.50%, 09/20/47 314 50,988
Series 2019-42, Class AI, 4.00%, 01/20/46 8,528 1,242,125
Series 2020-115, Class IM, 3.50%, 08/20/50 1,866 250,454
Series 2020-146, Class DI, 2.50%, 10/20/50 2,108 266,138
Series 2020-151, Class MI, 2.50%, 10/20/50 24,132 3,172,005
Series 2020-162, Class TI, 2.50%, 10/20/50 3,848 486,549
Series 2020-175, Class DI, 2.50%, 11/20/50 774 98,176
Series 2020-185, Class MI, 2.50%, 12/20/50 2,630 349,947
Government National Mortgage Association
Variable Rate Notes, Series 2017-101,
Class SL, (LIBOR USD 1 Month + 6.20%),
6.11%, 07/20/47
(a)
................. 1,847 362,067
13,695,257
Interest Only Commercial Mortgage-Backed Securities — 1.2%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes:
Series K094, Class X1, 1.02%, 06/25/29 .. 2,287 143,994
Series K105, Class X1, 1.64%, 03/25/53 .. 8,207 939,693
Series K107, Class X1, 1.71%, 01/25/30 .. 1,994 239,475
Series K109, Class X1, 1.70%, 04/25/30 .. 1,456 173,982
Series K110, Class X1, 1.81%, 04/25/30 .. 651 83,163
Series K113, Class X1, 1.49%, 06/25/30 .. 2,600 281,248
Series K115, Class X1, 1.43%, 06/25/30 .. 3,237 338,390
Series K116, Class X1, 1.53%, 07/25/30 .. 1,129 124,336
Series K119, Class X1, 1.03%, 09/25/30 .. 1,796 133,901
Series K120, Class X1, 1.13%, 10/25/30 .. 11,309 933,366
Series K122, Class X1, 0.97%, 11/25/30 .. 2,773 198,299

BlackRock GNMA Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Federal National Mortgage Association ACES
Variable Rate Notes, Series 2020-M21,
Class AX, 1.94%, 01/25/58 ........... USD 2,678 $ 473,585
Government National Mortgage Association
Variable Rate Notes:
Series 2016-22, 0.77%, 11/16/55 ....... 14,227 508,938
Series 2016-45, 0.89%, 02/16/58 ....... 6,644 330,962
Series 2016-92, 0.81%, 04/16/58 ....... 1,884 87,391
Series 2016-110, 0.94%, 05/16/58 ...... 3,059 165,719
Series 2016-113, (LIBOR USD 1 Month +
0.00%), 1.09%, 02/16/58 .......... 6,708 424,159
Series 2016-151, 1.02%, 06/16/58 ...... 12,270 700,243
Series 2017-53, 0.62%, 11/16/56 ....... 11,232 463,235
Series 2017-61, 0.73%, 05/16/59 ....... 2,869 150,265
Series 2017-64, 0.75%, 11/16/57 ....... 1,662 88,624
6,982,968
Mortgage-Backed Securities — 131.3%
Federal Home Loan Mortgage Corp.:
3.00%, 06/01/35 - 07/01/35 ........... 810 858,524
3.50%, 07/01/26 - 09/01/26 ........... 23 24,824
4.00%, 06/01/25 - 05/01/26 ........... 104 111,108
5.00%, 05/01/35 - 12/01/38 ........... 66 74,778
5.65%, 05/01/37 - 12/01/37 ........... 857 959,788
5.75%, 08/01/37 - 04/01/38 ........... 1,417 1,587,702
7.50%, 03/01/27 .................. —
(d)
65
Federal National Mortgage Association:
3.50%, 11/01/46 .................. 1,136 1,222,581
4.45%, 03/01/36 - 06/01/36 ........... 505 527,679
4.94%, 01/01/35 - 05/01/35 ........... 169 174,310
5.00%, 04/01/36 .................. 95 99,259
5.20%, 08/01/34 - 09/01/34 ........... 204 212,277
5.25%, 08/01/37 - 09/01/37 ........... 675 729,450
5.54%, 01/01/35 .................. 69 72,453
5.75%, 04/01/37 .................. 291 310,115
5.80%, 07/01/34 .................. 44 46,000
5.94%, 09/01/34 .................. 70 73,401
6.50%, 09/01/28 - 02/01/31 ........... 1,112 1,230,244
Government National Mortgage Association:
2.00%, 07/15/51
(c)
................. 98,591 100,408,613
2.50%, 11/20/40 - 04/20/51 ........... 30,872 32,205,065
2.50%, 07/15/51
(c)
................. 108,025 111,789,112
3.00%, 05/15/42 - 06/20/51 ........... 31,591 33,626,643
3.00%, 07/15/51 - 08/15/51
(c)
.......... 156,410 163,174,442
3.50%, 04/15/41 - 06/20/51 ........... 97,436 104,241,657
3.50%, 07/15/51
(c)
................. 35,377 37,136,418
4.00%, 10/20/41 - 05/20/51 ........... 36,850 39,804,019
4.00%, 07/15/51
(c)
................. 24,727 26,111,123
4.50%, 12/15/34 - 05/20/50 ........... 19,431 21,210,650
5.00%, 09/15/28 - 05/20/50 ........... 14,029 16,075,113
5.00%, 07/15/51
(c)
................. 1,900 2,046,953
5.30%, 02/15/37 - 04/15/37 ........... 183 206,480
5.50%, 03/15/32 - 12/15/34 ........... 5,955 6,894,925
5.64%, 03/15/37 - 06/15/37 ........... 1,449 1,643,096
5.65%, 05/20/37 - 12/20/37 ........... 685 757,471
5.75%, 08/20/37 - 12/20/37 ........... 322 349,649
5.80%, 11/15/36 - 03/15/37 ........... 1,455 1,632,416
6.00%, 03/20/28 - 01/15/39 ........... 7,999 9,192,838
6.50%, 09/20/27 - 10/20/40 ........... 2,820 3,255,169
7.00%, 03/20/24 - 05/20/27 ........... 11 11,251
7.50%, 04/20/23 - 10/20/25 ........... 1 1,635
8.00%, 12/15/21 - 05/15/30 ........... 25 26,427
8.50%, 01/15/22 - 02/15/25 ........... 12 12,492
9.00%, 10/15/21 .................. —
(d)
20
9.50%, 09/15/22 .................. —
(d)
56
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities:
2.00%, 07/25/51 - 09/25/51
(c)
.......... USD 13,632 $ 13,730,013
2.50%, 07/25/36 - 08/25/51
(c)
.......... 1,066 1,103,073
3.00%, 06/01/38 - 06/01/44 ........... 13,731 14,537,284
3.00%, 07/25/51
(c)
................. 1,250 1,302,954
3.50%, 07/25/36
(c)
................. 1,796 1,917,932
3.50%, 03/01/43 - 08/01/43 ........... 1,335 1,444,080
4.00%, 01/01/45 .................. 2,366 2,597,733
4.00%, 07/25/51
(c)
................. 50 53,242
5.00%, 07/01/34 - 07/01/35 ........... 1,129 1,289,954
5.25%, 07/01/37 - 08/01/37 ........... 463 511,970
5.50%, 12/01/32 - 04/01/35 ........... 111 126,579
6.50%, 08/01/35 .................. 615 709,065
759,452,170
Total U.S. Government Sponsored Agency Securities — 143.1%
(Cost: $818,480,328) .............................. 827,516,817
Total Long-Term Investments — 143.4%
(Cost: $820,070,209) .............................. 829,161,295
Shares
Shares
Short-Term Securities — 35.9%
Money Market Funds — 0.5%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01%
(e)(f)
.................. 2,914,150 2,914,150
Total Money Market Funds — 0.5%
(Cost: $2,914,150) ............................... 2,914,150
Par (000)
Pa r (000)
U.S. Treasury Obligations — 35.4%
U.S. Treasury Bills
(g)
:
0.03%, 09/23/21 .................. 393 392,954
0.04%, 10/07/21 .................. 902 901,877
0.03%, 10/14/21 .................. 34,592 34,587,208
0.03%, 10/21/21 .................. 1,337 1,336,803
0.03%, 10/28/21 .................. 633 632,885
0.03%, 11/04/21 .................. 38,937 38,929,732
0.03%, 11/12/21 .................. 3,128 3,127,441
0.02%, 11/18/21 .................. 61,055 61,043,484
0.03%, 11/26/21 .................. 4,902 4,901,033
0.04%, 12/02/21 .................. 1,334 1,333,705
0.03%, 12/09/21 .................. 1,466 1,465,661
0.05%, 12/16/21 .................. 8,582 8,579,897
0.05%, 12/23/21 .................. 4,614 4,612,781
0.04%, 12/30/21 .................. 42,476 42,464,619
Total U.S. Treasury Obligations — 35.4%
(Cost: $204,326,415) .............................. 204,310,080
Total Short-Term Securities — 35.9%
(Cost: $207,240,565) .............................. 207,224,230
Total Options Purchased — 0.0%
(Cost: $426,322) ................................. 215,995
Total Investments Before Options Written and TBA Sale
Commitments — 179.3%
(Cost: $1,027,737,096 ) ............................ 1,036,601,520
Total Options Written — (0.3)%
(Premium Received — $1,689,055) .................... (1,542,941)

BlackRock GNMA Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Pa r (000) Value
TBA Sale Commitments — (7.1)%
(c)
Mortgage-Backed Securities — (7.1)%
Government National Mortgage Association:
3.00% ,  07/15/51 .................. USD 4,400 $ (4,590,867)
4.50% ,  07/15/51 .................. 9,500 (10,123,438)
Uniform Mortgage-Backed Securities:
2.00% ,  07/25/51 - 08/25/51 ........... 6,375 (6,429,514)
2.50% ,  07/25/51 .................. 406 (419,924)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
3.00% ,  07/25/51 - 08/25/51 ........... USD 15,738 $ (16,402,323)
3.50% ,  07/25/51 .................. 364 (383,145)
4.00% ,  07/25/51 .................. 2,394 (2,549,236)
Total TBA Sale Commitments — (7.1)%
(Proceeds: $40,933,169) ........................... (40,898,447)
Total Investments Net of Options Written and TBA Sale
Commitments — 171.9%
(Cost: $985,114,872 ) .............................. 994,160,132
Liabilities in Excess of Other Assets — (71.9)% ............ (415,987,420)
Net Assets — 100.0% ............................... $ 578,172,712
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Represents or includes a TBA transaction.
(d)
Rounds to less than 1,000.
(e)
Annualized 7-day yield as of period end.
(f)
Affiliate of the Fund.
(g)
Rates are discount rates or a range of discount rates as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
09/30/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/21
Shares
Held at
06/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 3,225,583 $ — $ (311,433) $ — $ — $ 2,914,150 2,914,150 $ 769 $ —
— —
(a)
Represents net amount purchased (sold).

BlackRock GNMA Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 5 Year Note .................................................... 11 09/30/21 $ 1,357 $ (3,710)
Short Contracts
90-day Eurodollar ......................................................... 10 09/13/21 2,496 (1,390)
U.S. Treasury 10 Year Note ................................................... 446 09/21/21 59,060 (117,755)
U.S. Treasury 10 Year Ultra Note ............................................... 25 09/21/21 3,677 (44,572)
U.S. Treasury Long Bond .................................................... 31 09/21/21 4,977 (110,375)
U.S. Treasury Ultra Bond .................................................... 12 09/21/21 2,310 (85,822)
U.S. Treasury 2 Year Note .................................................... 35 09/30/21 7,711 12,967
90-day Eurodollar ......................................................... 10 12/13/21 2,495 (3,826)
90-day Eurodollar ......................................................... 10 03/14/22 2,495 (2,464)
90-day Eurodollar ......................................................... 5 06/13/22 1,247 (197)
90-day Eurodollar ......................................................... 5 09/19/22 1,245 1,493
90-day Eurodollar ......................................................... 5 12/19/22 1,244 868
90-day Eurodollar ......................................................... 5 03/13/23 1,242 1,306
(349,767)
$ (353,477)
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
10-Year Interest Rate Swap
(a)
2.25% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 02/22/22 2.25 % USD 12,000 $ 56,974
10-Year Interest Rate Swap
(a)
2.15% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 12/12/22 2.15 USD 9,500 159,021
$ 215,995
(a)
Forward settling swaption.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1.75% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 03/02/22 1.75 % USD 2,400 $ (76,787)
10-Year Interest Rate Swap
(a)
1.84% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 04/20/22 1.84 USD 12,100 (454,723)
10-Year Interest Rate Swap
(a)
1.99% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 10/28/22 1.99 USD 12,100 (563,129)
(1,094,639)
Put
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.75% Semi-Annual Deutsche Bank AG 03/02/22 1.75 USD 2,400 (35,123)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.84% Semi-Annual Barclays Bank plc 04/20/22 1.84 USD 12,100 (178,435)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.99% Semi-Annual Deutsche Bank AG 10/28/22 1.99 USD 12,100 (234,744)
(448,302)
$ (1,542,941)
(a)
Forward settling swaption.

BlackRock GNMA Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2021
.
i
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.05% Quarterly 1 day Fed Funds Quarterly 10/21/22 USD 1,048 $ 1,069 $ — $ 1,069
1 day SOFR Quarterly 0.05% Quarterly 10/21/22 USD 1,048 (452) — (452)
2.66% Semi-Annual 3 month LIBOR Quarterly 02/06/23 USD 12,000 (585,755) — (585,755)
2.87% Semi-Annual 3 month LIBOR Quarterly 03/23/23 USD 9,600 (505,483) — (505,483)
0.18% Quarterly 1 day Fed Funds Quarterly 10/21/25 USD 179 3,797 — 3,797
1 day SOFR Quarterly 0.17% Quarterly 10/21/25 USD 179 (3,494) — (3,494)
1.03% Semi-Annual 3 month LIBOR Quarterly 06/04/26 USD 9,700 (41,261) — (41,261)
3 month LIBOR Quarterly 0.89% Semi-Annual 06/04/26 USD 9,700 (24,819) — (24,819)
2.85% Semi-Annual 3 month LIBOR Quarterly 12/21/28 USD 2,000 (229,767) — (229,767)
0.56% Quarterly 1 day Fed Funds Quarterly 10/21/30 USD 41 2,326 — 2,326
1 day SOFR Quarterly 0.53% Quarterly 10/21/30 USD 41 (2,187) — (2,187)
$ (1,386,026) $ — $ (1,386,026)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day Fed Funds ...................................... 1 day Fed Funds 0.08%
1 day SOFR ......................................... Secured Overnight Financing Rate 0.03
3 month LIBOR ....................................... London Interbank Offered Rate 0.15
Glossary of Terms Used in this Report
Currency Abbreviations
USD United States Dollar
Portfolio Abbreviations
LIBOR London Interbank Offered Rate
OTC Over-the-counter
SOFR Secured Overnight Financing Rate
TBA To-be-announced

BlackRock GNMA Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Non-Agency Mortgage-Backed Securities ........................ $ — $ 1,644,478 $ — $ 1,644,478
U.S. Government Sponsored Agency Securities .................... — 825,524,771 1,992,046 827,516,817
Short-Term Securities:
Money Market Funds ...................................... 2,914,150 — — 2,914,150
U.S. Treasury Obligations ................................... — 204,310,080 — 204,310,080
Options Purchased:
Interest rate contracts ...................................... — 215,995 — 215,995
Liabilities:
Investments:
TBA Sale Commitments .................................... — (40,898,447) — (40,898,447)
$ 2,914,150 $ 990,796,877 $ 1,992,046 $ 995,703,073
Derivative Financial Instruments
(a)
Assets:
Interest rate contracts ....................................... $ 16,634 $ 7,192 $ — $ 23,826
Liabilities:
Interest rate contracts ....................................... (370,111) (2,936,159) — (3,306,270)
$ (353,477) $ (2,928,967) $ — $ (3,282,444)
(a)
Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.